Treasury shares	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Treasury shares
21.	TREASURY SHARES
On June 5, 2019, the Board of Directors of the Company authorized a share repurchase program (“Share Repurchase Program”), pursuant to which the Company was authorized to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$10 million from the open market, in negotiated transactions off the market, or through other legally permissible means in accordance with applicable securities laws from time to time.
On July 19, 2019, the Company repurchased an aggregate of 431,556 ADSs, representing 863,112 Class A ordinary shares under the Share Repurchase Program, at an average price of $6.95 per ADS, for US$2,999,314 (RMB20,638,881).
On May 29, 2020, the Company entered ADS Repurchase Agreements with Minghuai L.P., Xiehuai L.P. and Haitong International Investment Holding Limited which repurchased an aggregate of
 1,398,516
 ADSs, representing
2,797,032
 Class A ordinary shares, at an average price of $
5.00
 per ADS, for
US$6,992,580 (RMB49,219,318)
 in 2020.
As of December 31, 2020, the Company repurchased an aggregate of 1,830,072 ADSs, representing 3,660,144 Class A ordinary shares under the Share Repurchase Program, at an average price of $5.46 per ADS, for US$9,991,894 (RMB69,858,199). As of December 31, 2020,
600,014
shares were transferred to employees when they exercise their ESOP. The remaining balance of treasury shares represents 3,060,130 Class A ordinary shares, at an average price of $5.25 per ADS, for US$8,038,895 (RMB56,419,225). These shares were recorded at their purchase cost on the consolidated balance sheets and have not been cancelled as of December 31, 2020.